Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Lease liabilities	R 436	R 506
Additions	392	250
Modifications	0	11
Acquisition of MAC Copper operations and related assets	277
Interest expense on lease liabilities	51	28
Lease payments made	(465)	(319)
Terminations	0	(10)
Translation	(25)	(30)
Lease liabilities	666	436
Current portion lease liabilities	(319)	(206)
Non-current portion of lease liabilities	R (347)	R (230)